Pacific Financial Group MUTUAL FUNDS

PFG American Funds® Conservative Income Strategy Fund	Class R Shares PFCOX
PFG American Funds® Growth Strategy Fund	Class R Shares PFGGX
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Class R Shares PFFFX
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Class R Shares PFFSX
PFG JP Morgan® Tactical Aggressive Strategy Fund	Class R Shares PFSEX
PFG JP Morgan® Tactical Moderate Strategy Fund	Class R Shares PFJDX
PFG BNY Mellon® Diversifier Strategy Fund	Class R Shares PFADX
PFG MFS® Aggressive Growth Strategy Fund	Class R Shares PFSMX
PFG BR Target Allocation Equity Strategy Fund	Class R Shares PFESX
PFG Meeder Tactical Strategy Fund	Class R Shares PFTEX
PFG Janus Henderson® Tactical Income Strategy Fund	Class R Shares PFTSX
PFG PIMCO Active Core Bond Strategy Fund	Class R Shares PFDOX
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Class R Shares PFFBX
PFG Janus Henderson® Balanced Strategy Fund	Class R Shares PFJHX
PFG Invesco® Equity Factor Rotation Strategy Fund	Class R Shares PFIOX
PFG Global Equity Index Strategy Fund	Class R Shares PFSGX
PFG US Equity Index Strategy Fund	Class R Shares PFSSX

(each a series of Northern Lights Fund Trust)

Supplement dated February 28, 2025 to the Prospectus for the PFG Janus Henderson® Tactical Income Strategy Fund, dated February 19, 2025 and the Prospectus for the remaining PFG Funds, dated August 28, 2024 and the Statement of Additional Information for all PFG Funds, dated February 19, 2025

Effective March 31, 2025, please be advised that the Class R shares for all of the PFG Funds will be redesignated as Class I shares. Also, the authorized amount of fees to be charged pursuant to each Fund’s Distribution and Services (12b-1) Plan will be reduced to 0%. All disclosures to the contrary in the Prospectuses and SAI should be disregarded.

Accordingly, effective March 31, 2025, the Fee Table and Expense Example for each of the PFG Funds are hereby restated as follows:

PFG American Funds® Conservative Income Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.26%
Total Annual Fund Operating Expenses	2.21%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$224	$691	$1,185	$2,544

PFG American Funds® Growth Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses	2.33%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$236	$727	$1,245	$2,666

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.98%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$201	$621	$1,068	$2,306

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.33%
Total Annual Fund Operating Expenses	2.28%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$231	$712	$1,220	$2,615

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.32%
Total Annual Fund Operating Expenses	2.27%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$230	$709	$1,215	$2,605

PFG JP Morgan® Tactical Aggressive Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.36%
Total Annual Fund Operating Expenses	2.31%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$234	$721	$1,235	$2,646

PFG JP Morgan® Tactical Moderate Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	2.24%

(1)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$227	$700	$1,200	$2,575

PFG BNY Mellon® Diversifier Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.61%
Total Annual Fund Operating Expenses	2.56%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$259	$796	$1,360	$2,895

PFG MFS® Aggressive Growth Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.55%
Total Annual Fund Operating Expenses	2.50%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$253	$779	$1,331	$2,836

PFG BR Target Allocation Equity Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.15%
Total Annual Fund Operating Expenses	2.10%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$213	$658	$1,129	$2,431

PFG Janus Henderson® Balanced Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.54%
Total Annual Fund Operating Expenses	2.49%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$252	$776	$1,326	$2,826

PFG Invesco® Equity Factor Rotation Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.32%
Total Annual Fund Operating Expenses	2.27%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$230	$709	$1,215	$2,605

PFG Meeder Tactical Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	1.08%
Total Annual Fund Operating Expenses	3.03%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$306	$936	$1,591	$3,346

PFG Janus Henderson® Tactical Income Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	1.06%
Total Annual Fund Operating Expenses	3.01%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$304	$930	$1,582	$3,327

PFG PIMCO Active Core Bond Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	2.62%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$265	$814	$1,390	$2,954

PFG Global Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	2.03%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
I	$206	$637

 PFG US Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	2.04%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
I	$207	$640

This Supplement and the existing Prospectus for the PFG Janus Henderson® Tactical Income Strategy Fund, dated February 19, 2025, and the Prospectus for the remaining PFG Funds, dated August 28, 2024, and the Statement of Additional Information for all PFG Funds, dated February 19, 2025, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-888-451-TPFG.